Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments

NOTE 23 Business Segments

The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC 280. SFC and HMN, the holding company, did not meet the quantitative thresholds for a reportable segment and therefore are included in the “Other” category.

The Company evaluates performance and allocates resources based on the segment’s net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net loss and assets for each of the Company’s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total
At or for the year ended December 31, 2011:
Interest income — external customers	$39,541	0	0	39,541
Non-interest income — external customers	6,863	0	0	6,863
Gain on limited partnerships	6	0	0	6
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	(10,519)	10,333	0
Interest expense	11,139	0	(4)	11,135
Amortization of mortgage servicing rights, net	562	0	0	562
Other non-interest expense	28,127	1,049	(186)	28,990
Income tax expense	0	0	0	0
Net loss	(10,510)	(11,564)	10,519	(11,555)
Total assets	790,115	59,005	(58,965)	790,155
At or for the year ended December 31, 2010:
Interest income — external customers	$48,270	0	0	48,270
Non-interest income — external customers	7,302	0	0	7,302
Loss on limited partnerships	(31)	0	0	(31)
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	174	(27,833)	27,659	0
Interest expense	17,263	0	(4)	17,259
Amortization of mortgage servicing rights, net	482	0	0	482
Other non-interest expense	26,423	825	(174)	27,074
Income tax expense	5,991	332	0	6,323
Net loss	(27,825)	(28,986)	27,833	(28,978)
Total assets	880,570	70,100	(70,052)	880,618
At or for the year ended December 31, 2009:
Interest income — external customers	$57,770	1	0	57,771
Non-interest income — external customers	8,134	2	0	8,136
Loss on limited partnerships	(54)	0	0	(54)
Intersegment interest income	0	15	(15)	0
Intersegment non-interest income	174	(10,168)	9,994	0
Interest expense	23,883	0	(15)	23,868
Amortization of mortgage servicing rights, net	556	0	0	556
Other non-interest expense	30,563	744	(174)	31,133
Income tax benefit	(5,513)	(94)	0	(5,607)
Net loss	(10,163)	(10,801)	10,168	(10,796)
Total assets	1,035,152	100,515	(99,426)	1,036,241